Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
It is the Company’s practice for our Board to approve ordinary course annual equity grants through the year after discussions with management. At this time, we do not currently anticipate granting stock options to any of our NEOs. The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does the Company time the release of material non-public information based on equity grant dates.

Award Timing Method	It is the Company’s practice for our Board to approve ordinary course annual equity grants through the year after discussions with management. At this time, we do not currently anticipate granting stock options to any of our NEOs.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material, non-public information, nor does the Company time the release of material non-public information based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false